NET LOSS PER SHARE (Details Narrative)	12 Months Ended
Mar. 31, 2025 shares
Subsidiary, Sale of Stock [Line Items]
Stock issued during period of holdback shares	450,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding	6,546,254